Revenue	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue
Note 3 - Revenue
The following table shows the Group's revenue disaggregated by source:

	For the six months ended June 30,
	2025	2024
Sales of vehicles[1]	1,317,756	888,652
Sales of carbon credits[2]	72,155	40
Vehicle leasing revenue	7,579	11,566
Sales of software and performance engineered kits	5,628	7,891
Other revenue	19,487	1,098
Total	1,422,605	909,247
1 - Revenue related to sale of vehicles are inclusive of extended and connected services recognized over time.
2 - In 2024, Polestar entered into an EU pooling agreement with third parties under which all parties are collectively assessed for the purposes of meeting the emissions targets set out in Regulation (EU) 2019/631 in the calendar year 2025. Under the agreement, Polestar is remunerated by other members of the pool based on the number of registrations of its vehicles that are made in the countries included in the regulation.
For the six months ended June 30, 2025 and 2024, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles, software performance upgrades and sale of technology to other related parties.
For the six months ended June 30, 2025 and 2024 no sole customer, that is not a related party, exceeded 10% of total revenue.
The following table shows the breakdown of the Group's revenue from external customers by geographical location of the Group entity recognizing the revenue:

	For the six months ended June 30,
	2025	2024
United Kingdom	373,173	143,916
Sweden	275,529	139,768
Norway	98,451	56,162
USA	93,836	131,380
Germany	90,830	77,297
Belgium	76,432	46,981
Korea	54,828	13,908
Netherlands	54,759	42,456
Denmark	52,098	41,172
Australia	50,170	36,786
Finland	41,062	12,656
Switzerland	32,726	12,973
Canada	27,560	41,399
China	22,949	66,469
Spain	19,078	13,889
Austria	15,915	10,834
Portugal	14,215	5,274
Italy	13,921	4,118
Other regions	15,073	11,809
Total	1,422,605	909,247